Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Balanced Portfolio
March 31, 2025
VIPBAL-NPRT1-0525
1.799884.121
Common Stocks - 61.4%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	108,700	6,467,650
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	122,735	21,599,099
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States) (b)	38,200	2,965,466
CANADA - 0.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	132,800	8,852,718
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	56,500	2,786,425
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Africa Oil Corp	2,014,847	2,884,253
Athabasca Oil Corp (c)	1,566,300	6,073,419
Imperial Oil Ltd	211,300	15,263,289
MEG Energy Corp	522,500	9,160,679
South Bow Corp	97,600	2,493,156
		35,874,796
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	7,222	10,437,861
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	21,600	1,072,872
Metals & Mining - 0.0%
Teck Resources Ltd Class B (United States)	36,750	1,338,803
TOTAL MATERIALS		2,411,675

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP (United States)	12,900	285,864
TOTAL CANADA		60,649,339
CHINA - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (c)	23,700	2,804,895
Health Care - 0.0%
Biotechnology - 0.0%
Beigene Ltd ADR (c)	8,846	2,407,616
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	84,723	16,102,453
TOTAL CHINA		21,314,964
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (c)	151,700	1,288,193
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	41,400	1,106,622
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	24,000	2,185,440
GREECE - 0.2%
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	2,501,524	6,719,741
Piraeus Financial Holdings SA	801,718	4,405,235

TOTAL GREECE		11,124,976
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd/Gandhinagar	161,955	3,452,772
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	712,960	4,586,996
Financial Services - 0.0%
Circle Internet Financial LLC (d)	68,071	1,977,463
Circle Internet Financial LLC (d)	36,875	1,071,218
		3,048,681
TOTAL IRELAND		7,635,677
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	516,294	7,935,439
JAPAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Nintendo Co Ltd	44,300	3,011,412
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (c)(d)(e)	176,324	301,514
Jumo World Ltd (c)(d)	176	0

TOTAL MAURITIUS		301,514
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	21,400	12,665,911
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	388,600	6,819,735
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	47,235	1,679,146
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	871,500	5,871,220
TOTAL SPAIN		7,550,366
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG (United States)	66,363	2,032,699
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd	1,347,000	37,871,104
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (c)(e)	28	0
Cazoo Group Ltd Tranche 1 warrants (c)	30	0
Cazoo Group Ltd Tranche 2 warrants (c)	33	0
Cazoo Group Ltd Tranche 3 warrants (c)	37	0
		0
Consumer Staples - 0.0%
Beverages - 0.0%
Diageo PLC	117,088	3,059,819
Financials - 0.3%
Banks - 0.1%
Standard Chartered PLC	220,600	3,247,120
Starling Bank Ltd Class D (c)(d)(e)	756,521	2,404,001
		5,651,121
Capital Markets - 0.1%
London Stock Exchange Group PLC	36,782	5,463,130
Insurance - 0.1%
Direct Line Insurance Group PLC	1,369,051	4,972,942
TOTAL FINANCIALS		16,087,193

TOTAL UNITED KINGDOM		19,147,012
UNITED STATES - 58.2%
Communication Services - 6.0%
Diversified Telecommunication Services - 0.6%
AT&T Inc	857,200	24,241,616
Verizon Communications Inc	492,100	22,321,656
		46,563,272
Entertainment - 0.8%
Live Nation Entertainment Inc (c)	25,600	3,342,847
Netflix Inc (c)	43,458	40,525,889
Take-Two Interactive Software Inc (c)	37,218	7,713,431
Warner Bros Discovery Inc (c)	461,600	4,952,968
		56,535,135
Interactive Media & Services - 4.0%
Alphabet Inc Class A	1,013,972	156,800,630
Epic Games Inc (c)(d)(e)	1,812	1,158,466
Meta Platforms Inc Class A	228,442	131,664,831
Reddit Inc Class A (c)	44,400	4,657,560
		294,281,487
Media - 0.4%
Charter Communications Inc Class A (c)	15,200	5,601,656
Comcast Corp Class A	456,400	16,841,160
Magnite Inc (c)	339,100	3,869,131
		26,311,947
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	56,600	15,095,786
TOTAL COMMUNICATION SERVICES		438,787,627

Consumer Discretionary - 6.3%
Automobiles - 0.8%
Tesla Inc (c)	224,100	58,077,756
Broadline Retail - 2.9%
Amazon.com Inc (c)	1,086,700	206,755,542
Etsy Inc (c)	37,400	1,764,532
Macy's Inc (b)	128,900	1,618,984
		210,139,058
Distributors - 0.1%
LKQ Corp	135,800	5,776,932
Diversified Consumer Services - 0.1%
Service Corp International/US	66,200	5,309,240
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	72,900	8,708,634
Booking Holdings Inc	1,300	5,988,983
Caesars Entertainment Inc (c)	78,400	1,960,000
Chipotle Mexican Grill Inc (c)	62,000	3,113,020
Churchill Downs Inc	51,800	5,753,426
Domino's Pizza Inc	21,000	9,648,450
DraftKings Inc Class A (c)	146,000	4,848,660
Dutch Bros Inc Class A (c)	41,700	2,574,558
Marriott International Inc/MD Class A1	62,200	14,816,040
Red Rock Resorts Inc Class A	37,100	1,609,027
Starbucks Corp	21,900	2,148,171
Yum! Brands Inc	63,900	10,055,304
		71,224,273
Household Durables - 0.1%
PulteGroup Inc	70,800	7,278,240
Somnigroup International Inc	26,600	1,592,808
		8,871,048
Leisure Products - 0.0%
Brunswick Corp/DE	23,000	1,238,550
Specialty Retail - 1.0%
Foot Locker Inc (b)(c)	36,200	510,420
Home Depot Inc/The	42,908	15,725,353
Lowe's Cos Inc	170,400	39,742,392
Ross Stores Inc	79,300	10,133,747
TJX Cos Inc/The	38,080	4,638,144
		70,750,056
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (c)	47,900	945,067
Lululemon Athletica Inc (c)	6,800	1,924,808
NIKE Inc Class B	169,730	10,774,460
PVH Corp	66,600	4,305,024
Tapestry Inc	92,000	6,477,720
		24,427,079
TOTAL CONSUMER DISCRETIONARY		455,813,992

Consumer Staples - 3.6%
Beverages - 1.2%
Coca-Cola Co/The	581,600	41,654,192
Constellation Brands Inc Class A	50,800	9,322,816
Keurig Dr Pepper Inc	471,117	16,121,624
Monster Beverage Corp (c)	98,152	5,743,855
PepsiCo Inc	88,500	13,269,690
		86,112,177
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	41,340	39,098,545
Dollar Tree Inc (c)	19,900	1,493,893
Target Corp	100,400	10,477,744
Walmart Inc	411,400	36,116,806
		87,186,988
Food Products - 0.3%
Archer-Daniels-Midland Co	64,800	3,111,048
Bunge Global SA	46,900	3,584,098
JM Smucker Co	37,000	4,381,170
Lamb Weston Holdings Inc	41,065	2,188,765
Mondelez International Inc	140,200	9,512,570
		22,777,651
Household Products - 0.6%
Procter & Gamble Co/The	272,800	46,490,576
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	80,300	5,299,799
Kenvue Inc	234,200	5,616,116
		10,915,915
Tobacco - 0.2%
Philip Morris International Inc	82,800	13,142,844
TOTAL CONSUMER STAPLES		266,626,151

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
APA Corp	11,700	245,934
ConocoPhillips	41,000	4,305,820
Expand Energy Corp	26,200	2,916,584
Exxon Mobil Corp	672,700	80,004,211
Marathon Petroleum Corp	26,200	3,817,078
Shell PLC ADR	247,800	18,158,784
Targa Resources Corp	24,500	4,911,515
Valero Energy Corp	73,600	9,720,352
		124,080,278
Financials - 8.2%
Banks - 2.5%
Bank of America Corp	1,192,142	49,748,087
Citigroup Inc	31,272	2,219,999
Comerica Inc	58,700	3,466,822
First Horizon Corp	181,800	3,530,556
JPMorgan Chase & Co	94,484	23,176,925
KeyCorp	302,058	4,829,907
M&T Bank Corp	41,272	7,377,370
Pathward Financial Inc	48,219	3,517,576
Synovus Financial Corp	70,300	3,285,822
Truist Financial Corp	210,069	8,644,339
UMB Financial Corp	26,213	2,650,134
US Bancorp	450,658	19,026,781
Wells Fargo & Co	676,780	48,586,037
		180,060,355
Capital Markets - 1.9%
Bank of New York Mellon Corp/The	139,636	11,711,271
Blackrock Inc	18,131	17,160,629
Cboe Global Markets Inc	37,584	8,504,883
Charles Schwab Corp/The	297,224	23,266,695
DigitalBridge Group Inc Class A	101,300	893,466
Intercontinental Exchange Inc	105,777	18,246,533
LPL Financial Holdings Inc	20,686	6,767,218
MarketAxess Holdings Inc	63,941	13,833,635
Morgan Stanley	52,273	6,098,691
Northern Trust Corp	88,200	8,700,930
State Street Corp	48,217	4,316,868
StepStone Group Inc Class A	68,198	3,561,982
StepStone Group Inc rights 12/31/2038 (c)(d)	2,750	202,812
Tradeweb Markets Inc Class A	35,020	5,199,069
Virtu Financial Inc Class A	209,575	7,988,999
		136,453,681
Consumer Finance - 0.1%
Discover Financial Services	45,975	7,847,933
OneMain Holdings Inc	85,234	4,166,238
SLM Corp	115,300	3,386,360
		15,400,531
Financial Services - 1.7%
Affirm Holdings Inc Class A (c)	30,214	1,365,370
Apollo Global Management Inc	84,429	11,561,707
AvidXchange Holdings Inc (c)	718,229	6,090,582
Berkshire Hathaway Inc Class A (c)	13	10,379,741
Block Inc Class A (c)	65,164	3,540,360
Fiserv Inc (c)	95,067	20,993,646
Mastercard Inc Class A	46,146	25,293,546
UWM Holdings Corp Class A	601,954	3,286,669
Visa Inc Class A	102,172	35,807,199
Voya Financial Inc	37,383	2,533,072
		120,851,892
Insurance - 2.0%
Arthur J Gallagher & Co	47,400	16,364,376
Brighthouse Financial Inc (c)	10,548	611,678
Chubb Ltd	105,014	31,713,178
Everest Group Ltd	10,724	3,896,351
Hartford Insurance Group Inc/The	148,915	18,425,253
Marsh & McLennan Cos Inc	110,601	26,989,962
Progressive Corp/The	34,496	9,762,713
The Travelers Companies, Inc.	62,022	16,402,338
Unum Group	58,228	4,743,253
Willis Towers Watson PLC	43,997	14,868,786
		143,777,888
TOTAL FINANCIALS		596,544,347

Health Care - 6.2%
Biotechnology - 1.5%
AbbVie Inc	254,810	53,387,792
Alnylam Pharmaceuticals Inc (c)	42,200	11,394,844
BioMarin Pharmaceutical Inc (c)	38,800	2,742,772
Exact Sciences Corp (c)	24,739	1,070,951
Gilead Sciences Inc	332,904	37,301,893
Nuvalent Inc Class A (c)	31,100	2,205,612
Vaxcyte Inc (c)	21,100	796,736
		108,900,600
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	57,100	7,574,315
Alcon AG (United States)	89,900	8,534,207
Baxter International Inc	227,500	7,787,325
Boston Scientific Corp (c)	512,668	51,717,948
Ceribell Inc	39,694	762,522
Insulet Corp (c)	45,700	12,001,277
Intuitive Surgical Inc (c)	25,794	12,774,994
Masimo Corp (c)	41,968	6,991,869
Penumbra Inc (c)	15,600	4,171,596
Stryker Corp	66,800	24,866,300
		137,182,353
Health Care Providers & Services - 1.6%
Cencora Inc	88,789	24,691,333
CVS Health Corp	111,900	7,581,225
Molina Healthcare Inc (c)	30,134	9,925,838
Tenet Healthcare Corp (c)	75,200	10,114,400
UnitedHealth Group Inc	117,012	61,285,035
		113,597,831
Health Care Technology - 0.1%
Veeva Systems Inc Class A (c)	43,900	10,168,557
Life Sciences Tools & Services - 0.2%
Danaher Corp	75,900	15,559,500
Thermo Fisher Scientific Inc	5,000	2,488,000
		18,047,500
Pharmaceuticals - 0.9%
Eli Lilly & Co	63,528	52,468,410
Merck & Co Inc	153,042	13,737,050
		66,205,460
TOTAL HEALTH CARE		454,102,301

Industrials - 5.3%
Aerospace & Defense - 1.8%
Boeing Co (c)	125,947	21,480,261
GE Aerospace	190,389	38,106,358
Howmet Aerospace Inc	143,400	18,603,282
Lockheed Martin Corp	41,970	18,748,419
Northrop Grumman Corp	18,770	9,610,428
RTX Corp	50,977	6,752,413
Space Exploration Technologies Corp (c)(d)(e)	17,096	3,162,760
Space Exploration Technologies Corp Class C (c)(d)(e)	2,104	389,240
TransDigm Group Inc	12,800	17,706,112
		134,559,273
Building Products - 0.4%
Trane Technologies PLC	95,094	32,039,070
Construction & Engineering - 0.1%
Quanta Services Inc	30,900	7,854,162
Electrical Equipment - 0.8%
AMETEK Inc	138,253	23,798,872
Eaton Corp PLC	59,300	16,119,519
GE Vernova Inc	52,497	16,026,284
		55,944,675
Ground Transportation - 0.7%
CSX Corp	353,462	10,402,387
Old Dominion Freight Line Inc	78,700	13,020,915
Uber Technologies Inc (c)	240,400	17,515,544
Union Pacific Corp	54,100	12,780,584
		53,719,430
Machinery - 1.3%
Deere & Co	13,400	6,289,290
Dover Corp	107,300	18,850,464
Fortive Corp	123,040	9,004,067
Ingersoll Rand Inc	238,100	19,055,143
Parker-Hannifin Corp	49,001	29,785,258
Westinghouse Air Brake Technologies Corp	48,100	8,722,935
		91,707,157
Passenger Airlines - 0.0%
Delta Air Lines Inc	66,000	2,877,600
Professional Services - 0.1%
Dun & Bradstreet Holdings Inc	510,151	4,560,750
Trading Companies & Distributors - 0.1%
United Rentals Inc	7,800	4,888,260
TOTAL INDUSTRIALS		388,150,377

Information Technology - 16.9%
Communications Equipment - 1.2%
Arista Networks Inc	370,774	28,727,569
Cisco Systems Inc	919,052	56,714,699
		85,442,268
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	112,883	7,403,996
IT Services - 0.3%
Gartner Inc (c)	46,707	19,604,796
MongoDB Inc Class A (c)	6,900	1,210,260
		20,815,056
Semiconductors & Semiconductor Equipment - 6.0%
Analog Devices Inc	192,905	38,903,151
Astera Labs Inc (c)	86,229	5,145,284
Broadcom Inc	255,325	42,749,066
First Solar Inc (c)	2,100	265,503
Marvell Technology Inc	325,772	20,057,782
Micron Technology Inc	469,600	40,803,544
NVIDIA Corp	2,690,800	291,628,905
		439,553,235
Software - 4.5%
Cadence Design Systems Inc (c)	52,961	13,469,571
HubSpot Inc (c)	22,600	12,911,154
Microsoft Corp	765,400	287,323,506
OpenAI Global LLC rights (c)(d)(e)	434,455	634,304
Oracle Corp	15,959	2,231,228
Palantir Technologies Inc Class A (c)	53,900	4,549,160
Servicenow Inc (c)	5,700	4,537,998
Stripe Inc Class B (c)(d)(e)	19,953	673,414
		326,330,335
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	1,593,663	354,000,362
TOTAL INFORMATION TECHNOLOGY		1,233,545,252

Materials - 1.1%
Chemicals - 0.8%
Air Products and Chemicals Inc	24,203	7,137,949
Axalta Coating Systems Ltd (c)	81,100	2,690,087
Balchem Corp	14,900	2,473,400
Cabot Corp	12,300	1,022,622
CF Industries Holdings Inc	7,200	562,680
Chemours Co/The	100,700	1,362,471
Corteva Inc	81,300	5,116,209
Ecolab Inc	38,200	9,684,464
Element Solutions Inc	83,300	1,883,413
Linde PLC	48,170	22,429,879
Mosaic Co/The	77,100	2,082,471
Sherwin-Williams Co/The	10,400	3,631,576
		60,077,221
Construction Materials - 0.1%
Martin Marietta Materials Inc	8,784	4,199,893
Containers & Packaging - 0.1%
AptarGroup Inc	18,600	2,759,868
International Paper Co	90,800	4,844,180
		7,604,048
Metals & Mining - 0.1%
ATI Inc (c)	21,400	1,113,442
Freeport-McMoRan Inc	45,051	1,705,631
Newmont Corp	85,900	4,147,252
Nucor Corp	29,200	3,513,928
		10,480,253
TOTAL MATERIALS		82,361,415

Real Estate - 1.4%
Health Care REITs - 0.3%
CareTrust REIT Inc	66,200	1,891,996
Omega Healthcare Investors Inc	38,900	1,481,312
Ventas Inc	73,700	5,067,612
Welltower Inc	66,100	10,127,181
		18,568,101
Industrial REITs - 0.2%
Prologis Inc	76,600	8,563,114
Terreno Realty Corp	50,100	3,167,322
		11,730,436
Office REITs - 0.0%
COPT Defense Properties	90,600	2,470,662
Kilroy Realty Corp	50,000	1,638,000
		4,108,662
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (c)	36,800	4,812,704
Residential REITs - 0.2%
Camden Property Trust	19,400	2,372,620
Invitation Homes Inc	183,300	6,388,005
Sun Communities Inc	20,500	2,637,120
		11,397,745
Retail REITs - 0.1%
Curbline Properties Corp	92,450	2,236,366
Macerich Co/The	173,500	2,978,995
NNN REIT Inc	61,500	2,622,975
Tanger Inc	75,300	2,544,387
		10,382,723
Specialized REITs - 0.6%
American Tower Corp	70,600	15,362,560
CubeSmart	96,500	4,121,515
Digital Realty Trust Inc	42,200	6,046,838
Equinix Inc	11,300	9,213,455
Extra Space Storage Inc	1,611	239,217
Four Corners Property Trust Inc	44,800	1,285,760
Iron Mountain Inc	18,700	1,608,948
Public Storage Operating Co	8,800	2,633,752
		40,512,045
TOTAL REAL ESTATE		101,512,416

Utilities - 1.5%
Electric Utilities - 1.1%
American Electric Power Co Inc	27,600	3,015,852
Constellation Energy Corp	26,778	5,399,248
Duke Energy Corp	99,100	12,087,227
Entergy Corp	78,092	6,676,085
Evergy Inc	72,100	4,971,295
Eversource Energy	45,928	2,852,588
Exelon Corp	194,300	8,953,344
NextEra Energy Inc	180,604	12,803,018
PG&E Corp	297,119	5,104,504
PPL Corp	131,300	4,741,243
Southern Co/The	74,446	6,845,310
TXNM Energy Inc	68,500	3,663,380
Xcel Energy Inc	76,100	5,387,119
		82,500,213
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	177,800	2,208,276
Clearway Energy Inc Class C	29,000	877,830
Vistra Corp	37,800	4,439,232
		7,525,338
Multi-Utilities - 0.3%
Ameren Corp	64,200	6,445,680
CenterPoint Energy Inc	175,000	6,340,250
NiSource Inc	126,700	5,079,403
Sempra	71,696	5,116,227
		22,981,560
TOTAL UTILITIES		113,007,111

TOTAL UNITED STATES		4,254,531,267
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	196,100	2,636,833
TOTAL COMMON STOCKS (Cost $2,689,748,354)		4,494,293,490

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (c)(d)(e)	21,701	5,300,252
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(d)(e)	6,283	1,167,312
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	65,770	413,036
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (d)(e)	5,806	447,468
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (d)(e)	20,155	8,667
ABL Space Systems Co Series A9 (d)(e)	9,157	3,937
		12,604
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (c)(d)(e)	7,264	690,080
TOTAL INDUSTRIALS		702,684

Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (c)(d)(e)	60,816	749,861
IT Services - 0.0%
Gupshup Inc (c)(d)(e)	59,838	431,432
Software - 0.1%
Algolia Inc Series D (c)(d)(e)	28,064	510,765
Databricks Inc Series G (c)(d)(e)	4,461	412,643
Databricks Inc Series H (c)(d)(e)	18,642	1,724,385
Skyryse Inc Series B (c)(d)(e)	50,000	1,367,000
Stripe Inc Series H (c)(d)(e)	19,876	670,815
		4,685,608
TOTAL INFORMATION TECHNOLOGY		5,866,901

TOTAL UNITED STATES		7,017,053
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,066,302)		13,897,653

Fixed-Income Funds - 36.9%
	Shares	Value ($)
Fidelity VIP Investment Grade Central Fund (h) (Cost $2,948,581,893)	28,987,502	2,702,794,664

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (c)(d) (Cost $1,571,886)	87,327	661,939

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/8/2025 (j)	4.25	3,190,000	3,176,115
US Treasury Bills 0% 6/26/2025 (j)	4.24	510,000	504,889
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,681,121)			3,681,004

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.32	101,633,238	101,653,565
Fidelity Securities Lending Cash Central Fund (k)(l)	4.32	5,227,927	5,228,450
TOTAL MONEY MARKET FUNDS (Cost $106,881,507)			106,882,015

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,764,531,063)	7,322,210,765
NET OTHER ASSETS (LIABILITIES) - 0.0%	347,240
NET ASSETS - 100.0%	7,322,558,005

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	233	Jun 2025	65,860,363	(995,178)	(995,178)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,621,352 or 0.3% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,679,146 or 0.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,679,146 or 0.0% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,681,003.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/21	799,967

ABL Space Systems Co Series A9	10/22/21	556,752

Algolia Inc Series D	7/23/21	820,733

Astranis Space Technologies Corp Series C	3/19/21	1,333,143

Beta Technologies Inc Series A	4/09/21	532,233

Bolt Technology OU Series E	1/03/22	1,632,301

ByteDance Ltd Series E1	11/18/20	2,377,869

Cazoo Group Ltd	3/28/21	455,871

Databricks Inc Series G	2/01/21	263,746

Databricks Inc Series H	8/31/21	1,369,891

Epic Games Inc	3/29/21	1,603,620

Gupshup Inc	6/08/21	1,368,208

Jumo World Holding Limited	9/06/23	1,499,092

OpenAI Global LLC rights	9/30/24	434,455

Skyryse Inc Series B	10/21/21	1,233,999

Space Exploration Technologies Corp	2/16/21 - 12/09/24	731,743

Space Exploration Technologies Corp Class C	12/09/24	389,240

Starling Bank Ltd Class D	6/18/21	1,352,573

Stripe Inc Class B	5/18/21	800,682

Stripe Inc Series H	3/15/21 - 5/25/23	797,525

Waymo LLC Series C2	10/18/24	454,037

Xsight Labs Ltd Series D	2/16/21	525,897

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,748,027	376,746,093	345,840,555	771,748	-	-	101,653,565	101,633,238	0.2%
Fidelity Securities Lending Cash Central Fund	515,200	21,447,795	16,734,545	467	-	-	5,228,450	5,227,927	0.0%
VIP Investment Grade Central Fund	2,573,112,775	79,650,542	-	27,500,537	-	50,031,347	2,702,794,664	28,987,502	89.0%
Total	2,644,376,002	477,844,430	362,575,100	28,272,752	-	50,031,347	2,809,676,679

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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